Schedule of future minimum lease payments under non-cancellable operating leases (Details)	Dec. 31, 2025 USD ($)
Leases
2025	$ 193,314
2026
Total future minimum lease payment	193,314
Less: imputed interest	(6,760)
Total lease liabilities	$ 186,554